SEGMENTED INFORMATION - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment business_group	Dec. 31, 2016 USD ($)
Operating Segments [Abstract]
Number of operating business groups | business_group	5
Number of reportable segments | segment	7
Interest expense	$ 3,608	$ 3,233
Disclosure of operating segments [line items]
Revenue	40,786	24,411
Realized disposition gains in fair value changes or prior periods	1,116	766
Realized disposition gains in fair value, prior periods	1,038	732
Elimination of intersegment amounts
Operating Segments [Abstract]
Interest expense	(18)	6
Disclosure of operating segments [line items]
Revenue	1,588	1,351
Interest income	19	6
Elimination of intersegment amounts | Asset Management and Real Estate
Disclosure of operating segments [line items]
Revenue	1,200	986
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	$ 357	$ 359